Trade, Other Payables and Financial Liabilities - Summary of Trade, Other Payables and Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [line items]
Account payables	$ 166,660	$ 112,596
Account payables to related parties	1,004	7,948
Trade payable	167,664	120,544
Trade, other payables and financial liabilities	168,839	121,330
Others [member]
Trade and other payables [line items]
Others	$ 1,175	$ 786